Share-Based Compensation	12 Months Ended
Dec. 31, 2015
Share-Based Compensation
Note 19	Share-Based Compensation

General Description of Share-Based Compensation Plans

TSYS has various long-term incentive plans under which the Compensation Committee of the Board of Directors has the authority to grant share-based compensation to TSYS employees.

Stock options generally become exercisable in three equal annual installments on the anniversaries of the date of grant and expire ten years from the date of grant. The required service period for retirement eligible employees is typically 12 or 18 months. For retirement eligible employees who retire prior to completing this required service period, the options vest on a pro-rata basis based upon the number of months employed during the full service period. For retirement eligible employees who retire after the required 18-month service period, the options become fully vested upon retirement. For retirement eligible employees who retire after the required 12-month service period, the option holder is deemed to have continued employment through the end of the vesting period and the options continue to vest in accordance with their terms.

Long-Term Incentive Plans

TSYS maintains the Total System Services, Inc. 2012 Omnibus Plan, Total System Services, Inc. 2007 Omnibus Plan, Total System Services, Inc. 2002 Long-Term Incentive Plan, Total System Services, Inc. 2000 Long-Term Incentive Plan and the Amended and Restated NetSpend Holdings Inc. 2004 Equity Incentive Plan for Options and Restricted Shares Assumed by Total System Services, Inc. to advance the interests of TSYS and its shareholders through awards that give employees and directors a personal stake in TSYS’ growth, development and financial success. Awards under these plans are designed to motivate employees and directors to devote their best efforts to the business of TSYS. Awards will also help TSYS attract and retain the services of employees and directors who are in a position to make significant contributions to TSYS’ success.

The plans are administered by the Compensation Committee of the Company’s Board of Directors and enable the Company to grant nonqualified and incentive stock options, stock appreciation rights, restricted stock and restricted stock units, performance units or performance shares, cash-based awards and other stock-based awards.

All stock options must have a maximum life of no more than ten years from the date of grant. The exercise price will not be less than 100% of the fair market value of TSYS’ common stock at the time of grant. Any shares related to awards which terminate by expiration, forfeiture, cancellation or otherwise without the issuance of such shares, are settled in cash in lieu of shares, or are exchanged with the Committee’s permission, prior to the issuance of shares, for awards not involving shares, shall be available again for grant under the various plans. The aggregate number of shares of TSYS stock which may be granted to participants pursuant to awards granted under the various plans may not exceed the following: Total System Services, Inc. 2012 Omnibus Plan -17 million shares; Total System Services, Inc. 2007 Omnibus Plan -5 million shares; Total System Services, Inc. 2002 Long-Term Incentive Plan -9.4 million shares; and Total System Services, Inc. 2000 Long-Term Incentive Plan -2.4 million shares. Effective February 1, 2010 and March 5, 2012, no additional awards may be made from the Total System Services, Inc. 2000 and 2002 Long-Term Incentive Plans, respectively.

Share-Based Compensation

Share-based compensation costs are classified as selling, general and administrative expenses on the Company’s statements of income and corporate administration and other expenses for segment reporting purposes. TSYS does not include amounts associated with share-based compensation as costs capitalized as software development and contract acquisition costs as these awards are typically granted to individuals not involved in capitalizable activities. For the year ended December 31, 2015, share-based compensation was $41.5 million compared to $30.8 million and $28.9 million for the same periods in 2014 and 2013, respectively.

Nonvested Awards

The Company granted shares of TSYS common stock to certain key employees and non-management members of its Board of Directors. The grants to certain key employees were issued under nonvested stock bonus awards and are typically for services to be provided in the future by such officers and employees. The grants to the Board of Directors were fully vested on the date of grant.

On July 1, 2013, the Company issued 870,361 shares of TSYS common stock as nonvested stock replacement awards with a market value of $21.5 million as part of the NetSpend acquisition. The nonvested stock bonus awards to employees of NetSpend are for services to be provided in the future and vest over varying periods. The NetSpend awards were converted into equivalent shares of Company’s common stock on the acquisition date. The value of the stock at the date of issuance is charged as compensation expense over the vesting periods of the awards.

On July 18, 2013, the Company issued 212,694 retention shares of TSYS common stock with a market value of $5.5 million to certain key employees of NetSpend. The nonvested stock bonus awards to certain key employees are for services to be provided in the future and vest over periods ranging from two to four years. The market value of the TSYS common stock at the date of issuance is charged as compensation expense over the vesting periods of the awards.

The following table summarizes the number of shares granted each year:

	2015	2014	2013
Number of shares	388,211	672,724	1,667,246
Market value (in millions)	$14.9	20.6	41.3

A summary of the status of TSYS’ nonvested shares as of December 31, 2015, 2014 and 2013 and the changes during the periods are presented below:

	2015		2014		2013
(in thousands, except per share data) Nonvested shares	Shares	Weighted Average Grant-Date Fair Value	Shares	Weighted Average Grant-Date Fair Value	Shares	Weighted Average Grant-Date Fair Value
Outstanding at beginning of year	1,769	$26.75	1,783	$24.19	554	$19.96
Granted[1]	388	38.38	673	30.67	1,667	24.75
Vested	(930)	26.05	(602)	23.74	(328)	19.95
Forfeited/canceled	(81)	28.78	(85)	25.47	(110)	23.82

Outstanding at end of year	1,146	$31.11	1,769	$26.75	1,783	$24.19

1	Includes the issuance of approximately 870,361 stock replacement awards in connection with the acquisition of NetSpend in 2013. These awards had a market value of $21.5 million. A portion of the expense associated with these options has been included as a component of the total purchase price of the NetSpend acquisition. Refer to Note 24.

As of December 31, 2015, there was approximately $22.8 million of total unrecognized compensation cost related to nonvested share-based compensation arrangements. That cost is expected to be recognized over a remaining weighted average period of 1.9 years.

Performance- and Market-Based Awards

The Company granted performance- and market-based shares to certain key executives. The Company has also granted performance-based shares to certain key employees. The performance- and market-based goals are established by the Compensation Committee of the Board of Directors and will vest, up to a maximum of 200%. During 2015 and 2014, the Compensation Committee established performance goals based on adjusted EPS, revenue growth and revenues before reimbursable items and market goals based on Total Shareholder Return (TSR) as compared to the TSR of the companies in the S&P 500 over the performance period.

Compensation expense for performance shares is measured on the grant date based on the quoted market price of TSYS common stock. The Company estimates the probability of achieving the goals through the performance period and expenses the awards on a straight-line basis. The fair value of market-based awards is estimated on the grant date using a Monte Carlo simulation model. The Company expenses market-based awards on a straight-line basis. Compensation costs related to performance- and market-based shares are recognized through the longer of the performance period or the vesting period. As of December 31, 2015, there was approximately $11.0 million of unrecognized compensation cost related to TSYS performance-based awards that is expected to be recognized through December 2018. As of December 31, 2015, there was approximately $1.5 million of unrecognized compensation cost related to TSYS market-based awards that is expected to be recognized through July 2018.

The following table summarizes the performance- and market-based awards granted during the years 2015, 2014 and 2013:

Year Awarded	Type of Award	Performance Period Ending	Performance Measure	Number of Shares Granted	Period Expensed Through
2015	Market	July 2016, 2017 and 2018	Total Shareholder Return	25,000	July 2018
2015	Performance	December 2017	Adjusted EPS	135,289	December 2017
2015	Market	December 2017	Total Shareholder Return	57,982	December 2017
2015	Performance	December 2015	Revenues before Reimbursable Items and Adjusted EPS	165,543	December 2018
2014	Performance	December 2016	Revenues before Reimbursable Items and Adjusted EPS	211,593	December 2016
2013	Performance	December 2015	NetSpend Revenues and NetSpend Operating Income	87,356	December 2015
2013	Performance	December 2015	Revenues before Reimbursable Items and Income from Continuing Operations	237,679	December 2015

In July 2013, TSYS issued 225,000 shares of TSYS common stock as a performance-based retention stock award to a certain key executive with a performance-based vesting schedule through 2015. This award was forfeited in July 2014. The Company reversed all previously recorded expense associated with this award.

A summary of the awards authorized in each year is below:

	Total Number of Shares Awarded	Potential Number of Performance-and Market-Based Shares to be Vested
2015	383,814	526,879	(2018)
2014	211,593	211,593	(2017)
2013	563,803	400,539	(2016)

A summary of the status of TSYS’ performance- and market-based nonvested shares as of December 31, 2015, 2014 and 2013 and changes during those periods are presented below:

	2015		2014		2013
(in thousands, except per share data) Performance- and market-based Nonvested shares	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value
Outstanding at beginning of year	766	$25.86	1,049	$22.75	809	$18.76
Granted[1]	384	36.84	211	30.89	564	24.88
Vested	(241)	22.92	(258)	17.57	(324)	15.93
Forfeited/canceled/adjusted	9	22.20	(236)	25.62	—	—

Outstanding at end of year	918	$31.19	766	$25.86	1,049	$22.75

1	Includes the issuance of approximately 87,356 stock replacement awards in connection with the acquisition of NetSpend in 2013. These awards had a market value of $2.2 million. A portion of the expense associated with these awards has been included as a component of the total purchase price of the NetSpend acquisition. Refer to Note 24.

Stock Option Awards

During 2015, 2014 and 2013, the Company granted stock options to key TSYS executive officers and non-management members of its Board of Directors. The grants to key TSYS executive officers were issued for services to be provided in the future and vest over a period of three years. The grants to the Board of Directors were fully vested on the date of grant. The average fair value of the options granted was estimated on the date of grant using the Black-Scholes-Merton option-pricing model.

On July 1, 2013, the Company issued 1,060,148 stock option replacement awards with a market value of $13.7 million as part of the NetSpend acquisition. The weighted average fair value of the options was $12.93 and was calculated on the date of grant using a conversion factor into equivalent shares of the Company’s common stock on the acquisition date. The grants vest over a period ranging from seven months to 45 months. The weighted average fair value of the option grants was estimated on the date of grant using the Black-Scholes-Merton option-pricing model with the following weighted average assumptions: exercise price of $11.68; risk-free interest rate of 1.31%; expected volatility of 29.22%; expected term of 4.7 years; and dividend yield of 1.63%.

The following table summarizes the weighted average assumptions, and the weighted average fair value of the options:

	2015	2014	2013
Number of options granted	613,473	1,046,372	1,939,796
Weighted average exercise price	$39.01	$30.96	$17.42
Risk-free interest rate	1.73%	2.01%	1.31%
Expected volatility	20.80%	25.06%	26.81%
Expected term (years)	6.3	6.5	6.0
Dividend yield	1.04%	1.29%	1.64%
Weighted average fair value	$8.27	$7.66	$9.48

A summary of TSYS’ stock option activity as of December 31, 2015, 2014 and 2013, and changes during the years ended on those dates is presented below:

	2015		2014		2013
(in thousands, except per share data)	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price
Options:
Outstanding at beginning of year	4,892	$23.83	5,752	$20.96	6,065	$21.27
Granted [1]	613	39.01	1,046	30.96	1,940	17.42
Exercised	(2,586)	22.68	(1,850)	18.79	(2,177)	18.75
Forfeited/canceled	(32)	20.79	(56)	28.88	(76)	16.78

Outstanding at end of year	2,887	$28.07	4,892	$23.83	5,752	$20.96

Options exercisable at year-end	1,439	$25.17	2,781	$22.86	3,232	$23.02

Weighted average fair value of options granted during the year		$8.27		$7.66		$9.48

1	Includes the issuance of approximately 1.1 million stock option replacement awards in connection with the acquisition of NetSpend in 2013. These awards had a market value of $13.7 million. A portion of the expense associated with these awards has been included as a component of the total purchase price of the NetSpend acquisition. Refer to Note 24.

As of December 31, 2015 the average remaining contractual life and intrinsic value of TSYS’ outstanding and exercisable stock options were as follows:

	Outstanding	Exercisable
Average remaining contractual life (in years)	7.8	7.2
Aggregate intrinsic value (in thousands)	$62,738	35,434

Shares Issued for Options Exercised

During 2015, 2014 and 2013, employees of the Company exercised options for shares of TSYS common stock that were issued from treasury. The table below summarizes these stock option exercises by year:

(in thousands)	Options Exercised and Issued from Treasury	Intrinsic Value
2015	2,586	$67,702
2014	1,850	22,883
2013	2,177	16,580

For awards granted before January 1, 2006 that were not fully vested on January 1, 2006, the Company will record the tax benefits from the exercise of stock options as increases to the “Additional paid-in capital” line item of the Consolidated Balance Sheets. If the Company does recognize tax benefits, the Company will record these tax benefits from share-based compensation costs as cash inflows in the financing section and cash outflows in the operating section in the Statement of Cash Flows. The Company has elected to use the short-cut method to calculate its historical pool of windfall tax benefits.

As of December 31, 2015, there was approximately $2.9 million of total unrecognized compensation cost related to TSYS stock options that is expected to be recognized over a remaining weighted average period of 1.5 years.